Derivative Liability (Tables)	9 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

The derivative liability at March 31, 2020, June 30, 2019 and June 30, 2018 consisted of:

	March 31, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Convertible Promissory Notes payable to Tri-Bridge Ventures, LLC. Please see NOTE F – NOTES PAYABLE, THIRD PARTIES for further information	$237,500	$173,500	$47,500
Convertible Promissory Note payable to Valvasone Trust. Please see NOTE F – NOTES PAYABLE, THIRD PARTIES for further information	229,750	229,750	183,800
Convertible Promissory Notes payable to Jody A. DellaDonna. Please see NOTE F – NOTES PAYABLE, THIRD PARTIES for further information	62,500	62,500	50,000
Convertible Promissory Note payable to Around the Clock Partners, LP. Please see NOTE G – NOTES PAYABLE, RELATED PARTIES for further information	312,000	249,600	-
Convertible Promissory Notes payable to Jetco Holdings, LLC. Please see NOTE G – NOTES PAYABLE, RELATED PARTIES for further information	1,654,175	-	-
Convertible Promissory Note payable to Armada Investment Fund, LLC. Please see NOTE G – NOTES PAYABLE, RELATED PARTIES for further information	18,333	-	-
Total derivative liability	$2,514,259	$715,350	$281,300